CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 20,723	$ 24,849	$ 23,504
Other comprehensive income (loss):
Foreign currency translation adjustments	679	(1,193)	217
Change in unrealized gain (loss) on hedging instruments, net	4,741	565	(1,290)
Less - reclassification adjustments for net loss (gain) realized on hedging instruments, net	(3,068)	(177)	2,605
Total other comprehensive income (loss)	2,352	(805)	1,532
Comprehensive income	$ 23,075	$ 24,044	$ 25,036